Subsidiary Guarantors (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Jul. 29, 2011	Jul. 30, 2010	Jul. 29, 2011	Jul. 30, 2010	Oct. 29, 2010
Condensed Consolidating Statement of Income
Net sales	$ 1,136,352	$ 850,002	$ 3,068,613	$ 2,475,446
Cost of sales	739,626	560,217	2,013,615	1,653,427
Product development, selling and administrative expenses	165,325	118,262	438,985	354,547
Other (income) expense	(4,591)	(903)	(7,839)	(3,054)
Operating income (loss)	235,992	172,426	623,852	470,526
Intercompany items	0	0	0	0
Interest income (expense) - net	(6,032)	(3,939)	(13,600)	(12,865)
Reorganization items	0	(145)	(35)	(740)
Income (loss) from continuing operations before income taxes and equity	229,960	168,342	610,217	456,921
Provision (benefit) for income taxes	58,155	49,839	174,208	141,760
Equity in income (loss) of subsidiaries	0	0	0	0
Income from continuing operations	171,805	118,503	436,009	315,161
ASSETS
Current assets	2,702,183		2,702,183		2,361,927
Current assets of discontinued operations	351,579		351,579		0
Property, plant and equipment-net	504,384		504,384		378,024
Intangible assets-net	796,940		796,940		304,517
Other assets	342,192		342,192		226,545
Non-current assets of discontinued operation	233,080		233,080		0
Total assets	4,930,358		4,930,358		3,271,013
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	1,569,352		1,569,352		1,023,324
Current liabilities of discontinued operation	200,740		200,740		0
Long-term debt	873,366		873,366		396,326
Accrued pension costs	325,964		325,964		428,348
Other non-current liabilities	82,565		82,565		80,649
Shareholders' equity	1,878,371		1,878,371		1,342,366
Total liabilities and shareholders' equity	4,930,358		4,930,358		3,271,013
Condensed Consolidating Statement of Cash Flows
Net cash provided by operating activities - continuing operations			346,134	372,929
Net cash provided by operating activities - discontinued operations			(2,444)	0
Net cash provided by operating activities			343,690	372,929
Investing Activities:
Investment in IMM			(140,613)	0
Acquisition of Le Tourneau			(1,041,161)	0
Other			(72,675)
Net cash used by investing activities - continuing operations			(1,254,449)	(52,939)
Net cash used by investing activities - discontinued operations			(361)	0
Net cash used by investing activities			(1,254,810)	(52,939)
Share-based payment awards			70,426	24,187
Changes in short and long-term obligations, net			508,861
Other			(64,305)
Net cash provided by financing activities - continuing operations			514,982	(42,901)
Net cash provided by financing activities - discontinued operations			0	0
Net cash provided (used) by financing activities			514,982	(42,901)
Effect of exchange rate changes on cash and cash equivalents			23,649	(132)
Increase (decrease) in cash and cash equivalents			(372,489)	276,957
Cash and cash equivalents at Beginning of Period			815,581	471,685
Cash and cash equivalents at End of Period	443,092	748,642	443,092	748,642
Parent Company [Member]
Condensed Consolidating Statement of Income
Net sales	0	0	0	0
Cost of sales	0	0	0	0
Product development, selling and administrative expenses	24,102	9,503	49,760	32,586
Other (income) expense	0	0	0	0
Operating income (loss)	(24,102)	(9,503)	(49,760)	(32,586)
Intercompany items	4,778	10,097	31,014	30,959
Interest income (expense) - net	(8,687)	(7,135)	(23,637)	(20,727)
Reorganization items	0	(145)	(35)	(740)
Income (loss) from continuing operations before income taxes and equity	(28,011)	(6,686)	(42,418)	(23,094)
Provision (benefit) for income taxes	(29,103)	(9,373)	(51,481)	(24,743)
Equity in income (loss) of subsidiaries	170,713	115,816	426,946	313,512
Income from continuing operations	171,805	118,503	436,009	315,161
ASSETS
Current assets	109,300		109,300		488,248
Current assets of discontinued operations	0		0
Property, plant and equipment-net	1,589		1,589		964
Intangible assets-net	0		0		0
Other assets	3,011,794		3,011,794		1,710,957
Non-current assets of discontinued operation	0		0
Total assets	3,122,683		3,122,683		2,200,169
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	41,724		41,724		21,885
Current liabilities of discontinued operation	0		0
Long-term debt	871,359		871,359		396,094
Accrued pension costs	310,782		310,782		413,302
Other non-current liabilities	20,447		20,447		29,565
Shareholders' equity	1,878,371		1,878,371		1,339,323
Total liabilities and shareholders' equity	3,122,683		3,122,683		2,200,169
Condensed Consolidating Statement of Cash Flows
Net cash provided by operating activities - continuing operations			285,682
Net cash provided by operating activities - discontinued operations			0
Net cash provided by operating activities			285,682	228,969
Investing Activities:
Investment in IMM			(140,613)
Acquisition of Le Tourneau			(1,041,161)
Other			(1,029)
Net cash used by investing activities - continuing operations			(1,182,803)
Net cash used by investing activities - discontinued operations			0
Net cash used by investing activities			(1,182,803)	(353)
Share-based payment awards			70,426
Changes in short and long-term obligations, net			500,000
Other			(64,305)
Net cash provided by financing activities - continuing operations			506,121
Net cash provided by financing activities - discontinued operations			0
Net cash provided (used) by financing activities			506,121	(42,941)
Effect of exchange rate changes on cash and cash equivalents			0	0
Increase (decrease) in cash and cash equivalents			(391,000)	185,675
Cash and cash equivalents at Beginning of Period			439,295	146,223
Cash and cash equivalents at End of Period	48,295	331,898	48,295	331,898
Subsidiary Guarantors [Member]
Condensed Consolidating Statement of Income
Net sales	712,779	493,029	1,945,694	1,487,064
Cost of sales	476,603	329,182	1,305,519	1,009,225
Product development, selling and administrative expenses	80,652	60,506	215,577	184,779
Other (income) expense	15,975	14,885	51,059	46,095
Operating income (loss)	139,549	88,456	373,539	246,965
Intercompany items	(7,054)	(5,797)	(33,920)	(34,982)
Interest income (expense) - net	382	799	2,141	2,364
Reorganization items	0	0	0	0
Income (loss) from continuing operations before income taxes and equity	132,877	83,458	341,760	214,347
Provision (benefit) for income taxes	56,015	36,942	136,937	121,288
Equity in income (loss) of subsidiaries	41,721	25,906	152,658	107,918
Income from continuing operations	118,583	72,422	357,481	200,977
ASSETS
Current assets	1,159,280		1,159,280		744,525
Current assets of discontinued operations	351,579		351,579
Property, plant and equipment-net	287,613		287,613		185,073
Intangible assets-net	775,576		775,576		284,993
Other assets	1,258,620		1,258,620		504,569
Non-current assets of discontinued operation	233,080		233,080
Total assets	4,065,748		4,065,748		1,719,160
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	800,855		800,855		477,105
Current liabilities of discontinued operation	200,740		200,740
Long-term debt	1,932		1,932		0
Accrued pension costs	7,911		7,911		7,926
Other non-current liabilities	9,837		9,837		13,794
Shareholders' equity	3,044,473		3,044,473		1,220,335
Total liabilities and shareholders' equity	4,065,748		4,065,748		1,719,160
Condensed Consolidating Statement of Cash Flows
Net cash provided by operating activities - continuing operations			35,685
Net cash provided by operating activities - discontinued operations			(2,444)
Net cash provided by operating activities			33,241	16,584
Investing Activities:
Investment in IMM			0
Acquisition of Le Tourneau			0
Other			(43,370)
Net cash used by investing activities - continuing operations			(43,370)
Net cash used by investing activities - discontinued operations			(361)
Net cash used by investing activities			(43,731)	(23,949)
Share-based payment awards			0	0
Changes in short and long-term obligations, net			2,436
Other			0
Net cash provided by financing activities - continuing operations			2,436
Net cash provided by financing activities - discontinued operations			0
Net cash provided (used) by financing activities			2,436	(135)
Effect of exchange rate changes on cash and cash equivalents			0	0
Increase (decrease) in cash and cash equivalents			(8,054)	(7,500)
Cash and cash equivalents at Beginning of Period			16,262	19,030
Cash and cash equivalents at End of Period	8,208	11,530	8,208	11,530
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	718,079	521,045	1,880,908	1,479,700
Cost of sales	488,767	357,507	1,293,895	1,039,718
Product development, selling and administrative expenses	60,571	48,253	173,648	137,182
Other (income) expense	(20,566)	(15,788)	(58,898)	(49,149)
Operating income (loss)	189,307	131,073	472,263	351,949
Intercompany items	(34,681)	(23,607)	(82,808)	(53,048)
Interest income (expense) - net	2,273	2,397	7,896	5,498
Reorganization items	0	0	0	0
Income (loss) from continuing operations before income taxes and equity	156,899	109,863	397,351	304,399
Provision (benefit) for income taxes	31,243	22,270	88,752	45,215
Equity in income (loss) of subsidiaries	0	0	0	0
Income from continuing operations	125,656	87,593	308,599	259,184
ASSETS
Current assets	1,607,300		1,607,300		1,236,264
Current assets of discontinued operations	0		0
Property, plant and equipment-net	215,182		215,182		191,987
Intangible assets-net	21,364		21,364		19,524
Other assets	1,090,203		1,090,203		963,265
Non-current assets of discontinued operation	0		0
Total assets	2,934,049		2,934,049		2,411,040
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	800,527		800,527		561,519
Current liabilities of discontinued operation	0		0
Long-term debt	75		75		232
Accrued pension costs	7,271		7,271		7,120
Other non-current liabilities	52,281		52,281		37,290
Shareholders' equity	2,073,895		2,073,895		1,804,879
Total liabilities and shareholders' equity	2,934,049		2,934,049		2,411,040
Condensed Consolidating Statement of Cash Flows
Net cash provided by operating activities - continuing operations			24,767
Net cash provided by operating activities - discontinued operations			0
Net cash provided by operating activities			24,767	127,376
Investing Activities:
Investment in IMM			0
Acquisition of Le Tourneau			0
Other			(28,276)
Net cash used by investing activities - continuing operations			(28,276)
Net cash used by investing activities - discontinued operations			0
Net cash used by investing activities			(28,276)	(28,637)
Share-based payment awards			0	0
Changes in short and long-term obligations, net			6,425
Other			0
Net cash provided by financing activities - continuing operations			6,425
Net cash provided by financing activities - discontinued operations			0
Net cash provided (used) by financing activities			6,425	175
Effect of exchange rate changes on cash and cash equivalents			23,649	(132)
Increase (decrease) in cash and cash equivalents			26,565	98,782
Cash and cash equivalents at Beginning of Period			360,024	306,432
Cash and cash equivalents at End of Period	386,589	405,214	386,589	405,214
Consolidation Eliminations [Member]
Condensed Consolidating Statement of Income
Net sales	(294,506)	(164,072)	(757,989)	(491,318)
Cost of sales	(225,744)	(126,472)	(585,799)	(395,516)
Product development, selling and administrative expenses	0	0	0	0
Other (income) expense	0	0	0	0
Operating income (loss)	(68,762)	(37,600)	(172,190)	(95,802)
Intercompany items	36,957	19,307	85,714	57,071
Interest income (expense) - net	0	0	0	0
Reorganization items	0	0	0	0
Income (loss) from continuing operations before income taxes and equity	(31,805)	(18,293)	(86,476)	(38,731)
Provision (benefit) for income taxes	0	0	0	0
Equity in income (loss) of subsidiaries	(212,434)	(141,722)	(579,604)	(421,430)
Income from continuing operations	(244,239)	(160,015)	(666,080)	(460,161)
ASSETS
Current assets	(173,697)		(173,697)		(107,110)
Current assets of discontinued operations	0		0
Property, plant and equipment-net	0		0		0
Intangible assets-net	0		0		0
Other assets	(5,018,425)		(5,018,425)		(2,952,246)
Non-current assets of discontinued operation	0		0
Total assets	(5,192,122)		(5,192,122)		(3,059,356)
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	(73,754)		(73,754)		(37,185)
Current liabilities of discontinued operation	0		0
Long-term debt	0		0		0
Accrued pension costs	0		0		0
Other non-current liabilities	0		0		0
Shareholders' equity	(5,118,368)		(5,118,368)		(3,022,171)
Total liabilities and shareholders' equity	$ (5,192,122)		$ (5,192,122)		$ (3,059,356)